Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

6. Leases

The following table shows ROU assets — finance leases and finance lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Assets
Right-of-use assets – finance lease, net	-	1,384

Liabilities
Finance lease liabilities, current	-	-
Weighted average remaining lease term (in years)	-	-
Weighted average discount rate (%)	-	-

Information relating to financing and operating lease activities during the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the year ended March 31,
	2025	2024	2023
	USD	USD	USD
Finance leases:
Amortization of right-of-use assets – finance lease	1,384	20,742	46,406
Interest of finance lease liabilities	-	236	1,777
	1,384	20,978	48,183
Operating lease:
Expenses related to a short-term lease	12,308	12,308	12,308
	12,308	12,308	12,308
Total lease expenses	13,692	33,286	60,491

Cash outflows related to finance leases:
Financing cash outflows – principal paid	-	12,835	42,815
Operating cash outflows – interests paid	-	236	1,777
	-	13,071	44,592

Cash outflows related to operating lease:
Operating cash outflows – rental paid	12,308	12,308	12,308

Right-of-use assets — finance lease represented purchases of a motor vehicle and certain forklifts under finance leases for its operations.